CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2021
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES
6.	CONVERTIBLE NOTES

	As of
	December 31,	June 30,
	2020	2021
	$_	$_

2023 Convertible Notes	41,263	29,190
2024 Convertible Notes	916,560	348,137
2025 Convertible Notes	882,583	905,169

	1,840,406	1,282,496

The Company issued the following convertible notes and the terms are as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025
Principal amount	$575,000	$1,150,000	$1,150,000
Interest rate	2.25%	1.00%	2.375%
Initial conversion rate	50.5165 American Depositary Shares (“ADSs”) per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025

The 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes holders (the ‘Holders’) have the right, at their option, to convert the outstanding principal amount of the convertible notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture prior to the close of business day immediately preceding the agreed conversion date; or (ii) anytime on or after the agreed conversion date until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).
The conversion is subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the Holders.
If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change, optional redemption or clean up redemption as defined in the indenture were to occur, of which the optional redemption and clean up redemption only applies to the 2024 Convertible Notes and 2025 Convertible Notes, the outstanding obligations under the respective convertible notes could be immediately due and payable (the “Contingent Redemption Options”).
The Company evaluated the Conversion Option and Contingent Redemption Options in accordance with ASC 815 to determine if these features require bifurcation. The Conversion Option was not required to be bifurcated because it was indexed to the Company’s ADSs and meets all additional conditions for equity classification. The Contingent Redemption Options were not required to be bifurcated because they were considered to be clearly and closely related to the debt host, as the convertible notes were not issued at a substantial discount and are redeemable at par.

The 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes

Liability component	$410,926	$897,918	$856,635
Effective interest rate	9.38%	6.03%	8.21%
Equity component	$152,714	$240,582	$284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638

The liability component was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within “Additional Paid-up Capital” and not subsequently remeasured. The following table presents the carrying amount of the liability components of the 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes:

	December 31, 2020				June 30, 2021
	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	Total	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	Total
	$	$	$	$	$	$	$	$

Principal	49,000	1,112,320	1,149,500	2,310,820	33,530	412,402	1,149,500	1,595,432
Less: unamortized issuance cost and debt discount	(7,737)	(195,760)	(266,917)	(470,414)	(4,340)	(64,265)	(244,331)	(312,936)

Net carrying amount	41,263	916,560	882,583	1,840,406	29,190	348,137	905,169	1,282,496

During the six months ended June 30, 2020 and 2021, the Company recognized total interest expense for coupon interest of $14,849 and $18,715, respectively and amortization of discount on the liability component amounted to $40,805 and $42,311, respectively.

The if-converted value of 2023, 2024 and 2025 Convertible Notes exceeded the principal amount by $443,710, $3,304,202 and $1,379,949, as of December 31, 2020, respectively and $431,592, $1,846,564 and $2,340,009 as of June 30, 2021, respectively.

Capped call transactions

In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes

Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54

The Capped Calls are generally intended to reduce or offset the potential economic dilution to our Class A ordinary shares upon any conversion of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, with such reduction or offset, as the case may be, subject to a cap based on the cap price. As the Capped Calls are considered indexed to the Company’s own stock and are equity classified, they are recorded in shareholders’ equity and are not accounted for as derivative. The costs of $97,060 and $135,700 incurred in connection with the Capped Calls of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, were recorded as reductions to additional paid-in capital. Capped Calls are excluded from the calculation of diluted earnings per share, as they would be antidilutive under treasury stock method.

Conversion of convertible notes

During the six months ended June 30, 2021, a total principal amount of $715,388 convertible notes were converted by certain Holders. These conversions were satisfied through Class A ordinary shares or a combination of cash and Class A ordinary shares settlement.
Subsequent to June 30, 2021, certain Holders converted a total principal amount of $181,252 convertible notes. These conversions were satisfied through Class A ordinary shares settlement.
The conversion completed during the six months ended June 30, 2021 resulted in a net gain on debt extinguishment of $11,427 recorded in the consolidated statements of operations as “Interest expense”.